UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund
-Dreyfus/The Boston Company Large Cap Core Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/Standish Intermediate Tax Exempt Bond Fund
-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2012 (Unaudited)

Common Stocks--95.6%	Shares		Value ($)
Brazil--4.4%
Arteris SA	4,800		44,508
Cia de Bebidas das Americas, ADR	1,240		52,068
Cia de Saneamento Basico do Estado de Sao Paulo	700		29,371
Embraer, ADR	740		21,097
Fleury	2,900		32,692
Rossi Residencial	8,600		19,494
Rossi Residencial, RCT	4,797	a	10,262
			209,492
Chile--1.3%
ENTEL	2,880		59,527
China--14.1%
Bank of China, Cl. H	160,000		72,432
China BlueChemical, Cl. H	58,000		38,953
China Communications Construction, Cl. H	77,000		75,612
China Construction Bank, Cl. H	121,000		98,616
China Petroleum & Chemical, Cl. H	88,000		101,034
China Railway Construction, Cl. H	49,500		56,929
China Telecom, Cl. H	120,000		67,231
Great Wall Motor, Cl. H	25,250		80,925
Huaneng Power International, Cl. H	44,000		40,829
WuXi PharmaTech, ADR	2,510	a	39,532
			672,093
Hong Kong--6.6%
AAC Technologies Holdings	13,500		47,735
China Mobile	2,500		29,285
China Overseas Land & Investment	18,000		54,525
China Resources Power Holdings	10,000		25,692
CNOOC	32,000		70,264
Focus Media Holding, ADR	1,080		27,734
Mindray Medical International, ADR	670		21,909
Shimao Property Holdings	13,000		24,998
Sino Biopharmaceutical	28,000		13,459
			315,601
India--5.7%
Apollo Tyres	10,860		17,713
Cairn India	5,630		32,970
Grasim Industries, GDR	240		13,812
Hexaware Technologies	2,380		3,697
ICICI Bank	2,660		56,030
JSW Steel	1,360		20,327
NMDC	3,910		11,824
Oil & Natural Gas	5,740		28,430
Power Finance	6,230		23,291
Sterlite Industries India	28,540		61,180
			269,274
Indonesia--1.7%
Indofood Sukses Makmur	49,000		29,786

Telekomunikasi Indonesia Persero	53,000		49,868
			79,654
Malaysia--2.0%
AMMB Holdings	22,400		49,754
Malayan Banking	15,170		45,646
			95,400
Mexico--4.2%
Alfa, Cl. A	22,800		48,470
Empresas ICA	9,800	a	24,465
Fomento Economico Mexicano, ADR	490		49,343
Grupo Financiero Banorte, Ser. O	11,900		76,843
			199,121
Peru--.6%
Credicorp	200		29,312
Philippines--.8%
Metropolitan Bank & Trust	15,040		37,485
Russia--9.9%
Gazprom, ADR	8,330		78,802
Lukoil, ADR	2,230		147,514
MMC Norilsk Nickel, ADR	1,880		34,648
Mobile Telesystems, ADR	3,090		57,628
Sberbank of Russia, ADR	7,620		94,215
Surgutneftegas, ADR	6,460		57,594
			470,401
South Africa--6.0%
AngloGold Ashanti	1,020		31,869
Anglovaal Industries	1,890		13,365
FirstRand	7,630		28,214
Growthpoint Properties	7,452		21,540
Imperial Holdings	1,760		41,755
MTN Group	4,614		96,979
Tiger Brands	1,280		49,287
			283,009
South Korea--16.3%
BS Financial Group	2,430	a	30,192
Daelim Industrial	390		32,039
DGB Financial Group	2,970		40,524
Hana Financial Group	1,500		49,037
Hankook Tire	512		22,626
Hyundai Motor	708		145,725
KT	1,090		36,238
KT&G	622		47,170
Kukdo Chemical	400		16,044
Samsung Electronics	208		297,695
Youngone	1,886		58,266
			775,556
Taiwan--8.6%
CTCI	18,000		35,644
E.Sun Financial Holding	47,000		26,389
Hon Hai Precision Industry	37,400		115,293
Mega Financial Holding	73,080		57,126
Taiwan Semiconductor Manufacturing, ADR	9,019		154,766
Zhen Ding Technology Holding	8,000		19,823
			409,041
Thailand--7.3%

Airports of Thailand	13,900		44,403
Asian Property Development	111,340		31,075
Bangkok Bank	7,900		54,129
CP ALL	20,500		30,754
PTT	4,300		46,887
PTT Global Chemical	30,943		71,686
Siam Commercial Bank	5,300		31,545
Thanachart Capital	29,000		35,838
			346,317
Turkey--4.8%
Aselsan Elektronik Sanayi Ve Ticaret	5,260		24,922
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl. D	32,470		23,010
Koza Altin Isletmeleri	1,110		26,806
Turkcell Iletisim Hizmetleri	3,710	a	24,004
Turkiye Garanti Bankasi	8,090		42,088
Turkiye Halk Bankasi	3,560		35,044
Turkiye Is Bankasi, Cl. C	15,070		52,380
			228,254
United States--1.3%
iShares MSCI Emerging Markets Index Fund	1,350		59,872
Total Common Stocks
(cost $3,748,431)			4,539,409

Preferred Stocks--4.0%	Shares		Value ($)
Brazil
Bradespar	2,000		32,794
Cia de Bebidas das Americas	1,200		50,533
Cia de Saneamento de Minas Gerais	800		17,204
Vale	4,400		89,521
Total Preferred Stocks
(cost $148,465)			190,052
Total Investments (cost $3,896,896)	99.6%		4,729,461
Cash and Receivables (Net)	.4%		17,053
Net Assets	100.0%		4,746,514

ADR - American Depository Receipts
GDR - Global Depository Receipts
RCT - Receipt

a Non-income producing security.

At December 31, 2012, net unrealized appreciation on investments was $832,565, of which $968,825 related to appreciated investment securities and $136,260 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.1
Information Technology	13.4
Energy	11.9
Materials	10.0
Consumer Discretionary	8.9

Telecommunication Services	8.9
Industrial	8.6
Consumer Staples	6.8
Utilities	2.4
Health Care	2.3
Exchange-Traded Funds	1.3
99.6

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2012 (Unaudited)

Forward Foreign	Foreign
Currency Exchange	Currency			Unrealized
Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
South African Rand,
Expiring
1/2/2013 a	86,075	10,152	10,154	2

Counterparty:

a	Credit Suisse First Boston

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	783,141	3,696,396	++	-	4,479,537
Exchange-Traded Funds	59,872	-		-	59,872
Preferred Stocks+	-	190,052	++	-	190,052
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	2		-	2

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
December 31, 2012 (Unaudited)

Common Stocks--100.6%	Shares		Value ($)
Automobiles & Components--1.0%
Delphi Automotive	1,750	a	66,938
Banks--2.7%
Wells Fargo & Co.	5,480		187,306
Capital Goods--5.6%
Eaton	1,660		89,972
Fluor	1,820		106,907
General Electric	9,160		192,268
			389,147
Commercial & Professional Services--3.2%
ADT	1,298		60,344
Robert Half International	3,290		104,688
Tyco International	2,057		60,167
			225,199
Consumer Durables & Apparel--1.6%
PVH	970		107,680
Diversified Financials--11.3%
Affiliated Managers Group	758	a	98,654
American Express	1,810		104,039
Ameriprise Financial	1,620		101,461
Bank of America	10,440		121,104
Capital One Financial	1,260		72,992
IntercontinentalExchange	560	a	69,334
JPMorgan Chase & Co.	2,620		115,201
Moody's	1,280		64,410
T. Rowe Price Group	620		40,381
			787,576
Energy--13.4%
Anadarko Petroleum	1,220		90,658
Apache	650		51,025
Chevron	2,102		227,310
Ensco, Cl. A	1,530		90,698
EOG Resources	830		100,256
National Oilwell Varco	2,390		163,356
Occidental Petroleum	790		60,522
Schlumberger	980		67,904
TransCanada	1,650		78,078
			929,807
Exchange-Traded Funds--2.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	1,060		150,955
Food, Beverage & Tobacco--8.2%
Beam	1,200		73,308
ConAgra Foods	1,170		34,515
Dean Foods	3,390	a	55,969
Philip Morris International	2,440		204,082

Unilever, ADR	5,190		200,957
			568,831
Health Care Equipment & Services--3.6%
Cigna	1,000		53,460
Covidien	2,377		137,248
McKesson	620		60,115
			250,823
Insurance--2.6%
American International Group	2,190	a	77,307
Chubb	1,410		106,201
			183,508
Materials--2.9%
LyondellBasell Industries, Cl. A	1,660		94,769
Monsanto	1,160		109,794
			204,563
Media--2.9%
CBS, Cl. B	1,460		55,553
Walt Disney	2,920		145,387
			200,940
Pharmaceuticals, Biotech & Life Sciences--12.2%
Eli Lilly & Co.	2,150		106,038
Johnson & Johnson	2,820		197,682
Merck & Co.	2,000		81,880
Pfizer	10,320		258,826
Sanofi, ADR	4,290		203,260
			847,686
Real Estate--2.0%
American Tower	710		54,862
CBRE Group, Cl. A	4,260	a	84,774
			139,636
Retailing--2.8%
Cabela's	1,920	a	80,160
Dollar General	1,860	a	82,007
Foot Locker	1,070		34,368
			196,535
Semiconductors & Semiconductor Equipment--1.4%
Skyworks Solutions	4,670	a	94,801
Software & Services--7.0%
Alliance Data Systems	600	a	86,856
Cognizant Technology Solutions,
Cl. A	1,240	a	91,822
International Business Machines	420		80,451
Oracle	4,880		162,602
VMware, Cl. A	660	a	62,132
			483,863
Technology Hardware & Equipment--9.9%
Apple	510		271,845
Ciena	5,120	a	80,384
EMC	5,540	a	140,162
QUALCOMM	2,630		163,113
Vishay Intertechnology	2,680	a	28,488
			683,992

Transportation--4.1%
FedEx	1,230	112,816
JB Hunt Transport Services	1,140	68,069
Union Pacific	820	103,090
		283,975
Total Common Stocks
(cost $6,726,573)		6,983,761

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $48,599)	48,599 [b]	48,599
Total Investments (cost $6,775,172)	101.3%	7,032,360
Liabilities, Less Cash and Receivables	(1.3%)	(87,165)
Net Assets	100.0%	6,945,195

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $257,188 of which $537,237 related to appreciated investment securities and $280,049 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	13.4
Pharmaceuticals, Biotech & Life Sciences	12.2
Diversified Financials	11.3
Technology Hardware & Equipment	9.9
Food, Beverage & Tobacco	8.2
Software & Services	7.0
Capital Goods	5.6
Transportation	4.1
Health Care Equipment & Services	3.6
Commercial & Professional Services	3.2
Materials	2.9
Media	2.9
Retailing	2.8
Banks	2.7
Insurance	2.6
Exchange-Traded Funds	2.2
Real Estate	2.0
Consumer Durables & Apparel	1.6
Semiconductors & Semiconductor Equipment	1.4
Automobiles & Components	1.0
Money Market Investment	.7
101.3

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	6,259,813	-	-	6,259,813
Equity Securities - Foreign Common Stocks+	572,993	-	-	572,993
Exchange-Traded Funds	150,955	-	-	150,955
Mutual Funds	48,599	-	-	48,599

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2012 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--1.1%
Drew Industries	24,400		786,900
Thor Industries	12,430		465,255
			1,252,155
Banks--2.0%
Oritani Financial	39,660		607,591
PrivateBancorp	51,210		784,537
Prosperity Bancshares	19,220		807,240
			2,199,368
Capital Goods--10.3%
Applied Industrial Technologies	20,410		857,424
Beacon Roofing Supply	20,390	a	678,579
Crane	23,660		1,094,985
DXP Enterprises	17,630	a	865,104
EMCOR Group	19,750		683,548
Foster Wheeler	57,000	a	1,386,240
Hexcel	55,400	a	1,493,584
Middleby	7,300	a	935,933
MRC Global	28,230		784,229
Teledyne Technologies	22,225	a	1,446,181
Triumph Group	18,250		1,191,725
			11,417,532
Commercial & Professional Services--4.1%
Corporate Executive Board	20,891		991,487
Encore Capital Group	18,160	a,b	556,059
Exponent	11,020	a	615,247
InnerWorkings	67,440	a,b	929,323
Interface	49,000		787,920
TrueBlue	42,420	a	668,115
			4,548,151
Consumer Durables & Apparel--3.1%
Jarden	12,460	a	644,182
La-Z-Boy	50,220		710,613
Oxford Industries	29,600		1,372,256
Steven Madden	15,960	a	674,629
			3,401,680
Consumer Services--4.6%
Bloomin' Brands	37,140		580,870
Buffalo Wild Wings	13,150	a	957,583
Cheesecake Factory	27,300		893,256
Papa John's International	11,860	a	651,588
SHFL Entertainment	64,510	a	935,395
Six Flags Entertainment	17,620		1,078,344
			5,097,036
Energy--7.6%
Diamondback Energy	32,850		628,092

Dril-Quip	20,300	a	1,482,915
Exterran Holdings	45,160	a	989,907
Geospace Technologies	7,310	a	649,640
Lufkin Industries	10,120	b	588,276
McDermott International	104,560	a	1,152,251
Oasis Petroleum	49,880	a	1,586,184
Oil States International	7,750	a	554,435
PDC Energy	22,530	a	748,221
			8,379,921
Exchange-Traded Funds--1.5%
iShares Russell 2000 Growth Index
Fund	17,090		1,628,848
Food & Staples Retailing--3.6%
Casey's General Stores	20,660		1,097,046
Chefs' Warehouse	29,100	a	460,071
Harris Teeter Supermarkets	25,160		970,170
United Natural Foods	28,270	a	1,514,989
			4,042,276
Food, Beverage & Tobacco--.7%
Smart Balance	62,280	a,b	803,412
Health Care Equipment & Services--10.1%
Acadia Healthcare	51,690	a	1,205,928
Accuray	79,850	a	513,435
Air Methods	23,580		869,866
Analogic	15,130		1,124,159
athenahealth	13,660	a,b	1,003,327
Catamaran	34,456	a	1,623,222
Centene	27,710	a	1,136,110
HMS Holdings	47,710	a	1,236,643
Merit Medical Systems	69,290	a	963,131
Natus Medical	52,660	a	588,739
WellCare Health Plans	18,490	a	900,278
			11,164,838
Household & Personal Products--2.4%
Elizabeth Arden	30,050	a	1,352,551
Inter Parfums	67,940		1,322,112
			2,674,663
Materials--1.2%
Innophos Holdings	15,490		720,285
KapStone Paper and Packaging	29,640		657,712
			1,377,997
Media--1.9%
DreamWorks Animation SKG, Cl. A	48,190	a,b	798,508
Lions Gate Entertainment	82,580	a,b	1,354,312
			2,152,820
Pharmaceuticals, Biotech & Life Sciences--11.7%
Affymax	33,110	a	629,090
Alexion Pharmaceuticals	12,220	a	1,146,358
Alkermes	81,950	a	1,517,714
Alnylam Pharmaceuticals	39,290	a,b	717,042
ARIAD Pharmaceuticals	48,090	a	922,366
Charles River Laboratories

International	15,610	a	584,907
Cubist Pharmaceuticals	31,690	a	1,332,881
Jazz Pharmaceuticals	18,270	a	971,964
Nektar Therapeutics	82,340	a,b	610,139
NPS Pharmaceuticals	90,770	a	826,007
Onyx Pharmaceuticals	16,730	a	1,263,617
Pharmacyclics	15,750	a	911,925
Puma Biotechnology	29,150		546,563
Salix Pharmaceuticals	21,420	a	867,082
			12,847,655
Real Estate--3.7%
Hudson Pacific Properties	49,100	c	1,034,046
LaSalle Hotel Properties	30,870	c	783,789
Mid-America Apartment Communities	15,910	c	1,030,173
Potlatch	31,740	c	1,243,891
			4,091,899
Retailing--4.8%
Asbury Automotive Group	26,350	a	843,990
Francesca's Holdings	40,690	a,b	1,056,312
Lumber Liquidators Holdings	9,470	a,b	500,300
Rent-A-Center	22,830		784,439
Select Comfort	56,400	a	1,475,988
Tilly's, Cl. A	12,210		164,713
Tractor Supply	5,760		508,954
			5,334,696
Semiconductors & Semiconductor Equipment--3.6%
ATMI	51,430	a	1,073,858
Cypress Semiconductor	48,930	a	530,401
Entegris	68,330	a	627,269
Power Integrations	17,500		588,175
Silicon Image	243,100	a	1,205,776
			4,025,479
Software & Services--10.4%
AVG Technologies	44,300		701,269
Brightcove	88,740		802,210
ExlService Holdings	4,100	a	108,650
Imperva	20,070	a	632,807
Infoblox	43,780		786,727
Jive Software	95,720	b	1,390,812
LogMeIn	11,820	a	264,886
MAXIMUS	20,030		1,266,297
Mentor Graphics	109,710	a	1,867,264
Millennial Media	96,540	b	1,209,646
Qualys	49,000		724,710
SolarWinds	10,471	a	549,204
Yelp	32,270	b	608,290
Zynga, Cl. A	248,200		588,234
			11,501,006
Technology Hardware & Equipment--6.3%
Acme Packet	29,050	a	642,586
Arris Group	56,600	a	845,604
Aruba Networks	78,620	a,b	1,631,365

Fusion-io	24,930	a,b	571,645
NETGEAR	37,540	a	1,479,827
RADWARE	25,310	a	835,230
Vishay Intertechnology	92,970	a	988,271
			6,994,528
Transportation--4.0%
Allegiant Travel	15,770		1,157,676
Forward Air	34,630		1,212,396
Landstar System	23,070		1,210,252
Werner Enterprises	39,470		855,315
			4,435,639
Total Common Stocks
(cost $90,500,851)			109,371,599
Investment of Cash Collateral for
Securities Loaned--10.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,509,270)	11,509,270	[d]	11,509,270
Total Investments (cost $102,010,121)	109.1%		120,880,869
Liabilities, Less Cash and Receivables	(9.1%)		(10,116,550)
Net Assets	100.0%		110,764,319

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2012, the value of the fund's securities on loan was
$11,506,923 and the value of the collateral held by the fund was $11,509,270.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $18,870,748 of which $21,253,062 related to appreciated investment securities and $2,382,314 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.7
Money Market Investment	10.4
Software & Services	10.4
Capital Goods	10.3
Health Care Equipment & Services	10.1
Energy	7.6
Technology Hardware & Equipment	6.3
Retailing	4.8
Consumer Services	4.6
Commercial & Professional Services	4.1
Transportation	4.0
Real Estate	3.7
Food & Staples Retailing	3.6
Semiconductors & Semiconductor Equipment	3.6

Consumer Durables & Apparel	3.1
Household & Personal Products	2.4
Banks	2.0
Media	1.9
Exchange-Traded Funds	1.5
Materials	1.2
Automobiles & Components	1.1
Food, Beverage & Tobacco	.7
109.1

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	106,206,252	-	-	106,206,252
Equity Securities - Foreign Common Stocks+	1,536,499	-	-	1,536,499
Exchange-Traded Funds	1,628,848	-	-	1,628,848
Mutual Funds	11,509,270	-	-	11,509,270

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2012 (Unaudited)

Common Stocks--.9%	Shares		Value ($)
Retailing--.3%
Tilly's, Cl. A	2,950		39,795
Software & Services--.6%
ExlService Holdings	1,000	a	26,500
LogMeIn	2,270	a	50,871
			77,371
Total Investments (cost $130,971)	.9%		117,166
Cash and Receivables (Net)	99.1%		12,789,861
Net Assets	100.0%		12,907,027

a	Non-income producing security.

At December 31, 2012, net unrealized depreciation on investments was $13,805 of which $153 related to appreciated investment securities and $13,958 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	.6
Retailing	.3
.9

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	117,166	-	-	117,166

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2012 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--2.7%
Dana Holding	378,020		5,900,892
Drew Industries	56,360		1,817,610
Thor Industries	124,600		4,663,778
			12,382,280
Banks--14.0%
Associated Banc-Corp	276,590		3,628,861
Bancorp	143,990	a	1,579,570
BancorpSouth	173,850		2,527,779
Brookline Bancorp	328,550		2,792,675
Cardinal Financial	144,060		2,343,856
City National	67,967		3,365,726
CoBiz Financial	126,350		943,834
CVB Financial	394,450		4,102,280
First Horizon National	473,310	b	4,690,502
First Midwest Bancorp	266,840		3,340,837
Hancock Holding	115,427		3,663,653
Lakeland Financial	35,590		919,646
MB Financial	231,600		4,574,100
National Penn Bancshares	306,230		2,854,064
PacWest Bancorp	125,330		3,105,677
Provident Financial Services	205,130		3,060,540
SCBT Financial	29,260		1,175,667
Synovus Financial	928,420		2,274,629
Washington Trust Bancorp	35,780		941,372
Webster Financial	193,470		3,975,809
Western Alliance Bancorp	321,040	a	3,380,551
Wintrust Financial	137,620		5,050,654
			64,292,282
Capital Goods--6.9%
Aerovironment	148,500	a	3,228,390
Apogee Enterprises	110,380		2,645,809
Armstrong World Industries	93,790		4,757,967
Astec Industries	90,900		3,029,697
Comfort Systems USA	153,660		1,868,506
FreightCar America	72,220		1,619,172
GrafTech International	86,650	a,b	813,644
Granite Construction	170,264		5,724,276
II-VI	149,450	a	2,730,452
MRC Global	68,860		1,912,931
Titan International	147,220	b	3,197,618
			31,528,462
Commercial & Professional Services--5.6%
Brink's	136,960		3,907,469
Interface	270,800		4,354,464

Korn/Ferry International	250,720	a	3,976,419
McGrath RentCorp	95,500		2,771,410
Steelcase, Cl. A	414,270		5,277,800
Tetra Tech	85,460	a	2,260,417
TrueBlue	193,390	a	3,045,893
			25,593,872
Consumer Durables & Apparel--6.5%
Brunswick	171,610		4,992,135
Cavco Industries	30,932	a,b	1,545,981
Deckers Outdoor	60,440	a,b	2,433,919
Ethan Allen Interiors	128,010	b	3,291,137
KB Home	221,460	b	3,499,068
M/I Homes	153,080	a	4,056,620
Meritage Homes	94,090	a	3,514,261
Skechers USA, Cl. A	177,030	a	3,275,055
Standard Pacific	259,130	a,b	1,904,605
True Religion Apparel	47,140		1,198,299
			29,711,080
Consumer Services--1.4%
Grand Canyon Education	100,070	a,b	2,348,643
WMS Industries	231,190	a	4,045,825
			6,394,468
Diversified Financials--2.8%
Duff & Phelps, Cl. A	180,330		2,816,755
E*TRADE Financial	691,660	a	6,190,357
Piper Jaffray	112,540	a	3,615,910
			12,623,022
Energy--5.9%
Approach Resources	135,710	a,b	3,394,107
Cloud Peak Energy	188,150	a	3,636,939
Gulfport Energy	73,960	a	2,826,751
Helix Energy Solutions Group	162,270	a	3,349,253
Matrix Service	123,590	a	1,421,285
McDermott International	341,950	a	3,768,289
Tesco	335,880	a	3,825,673
Unit	104,570	a	4,710,879
			26,933,176
Food & Staples Retailing--1.9%
Casey's General Stores	76,943		4,085,673
Harris Teeter Supermarkets	122,030		4,705,477
			8,791,150
Food, Beverage & Tobacco--1.8%
Dole Food	319,720	a	3,667,188
Flowers Foods	96,390		2,242,995
Lancaster Colony	32,650		2,259,053
			8,169,236
Health Care Equipment & Services--5.5%
Computer Programs & Systems	28,790		1,449,289
Haemonetics	107,640	a	4,396,018
Hanger	156,400	a	4,279,104
HealthSouth	219,430	a	4,632,167
ICU Medical	51,310	a	3,126,318

LifePoint Hospitals	86,030	a	3,247,632
Natus Medical	96,260	a	1,076,187
Omnicell	205,200	a	3,051,324
			25,258,039
Insurance--3.7%
First American Financial	260,320		6,271,109
ProAssurance	78,660		3,318,665
Protective Life	154,650		4,419,897
RLI	45,370		2,933,624
			16,943,295
Materials--6.8%
AMCOL International	104,930	b	3,219,252
Buckeye Technologies	114,760		3,294,760
Carpenter Technology	103,710		5,354,547
Coeur d'Alene Mines	184,610	a	4,541,406
Cytec Industries	92,370		6,357,827
KapStone Paper and Packaging	169,790		3,767,640
Louisiana-Pacific	255,370	a	4,933,748
			31,469,180
Media--1.6%
DreamWorks Animation SKG, Cl. A	171,270	a,b	2,837,944
John Wiley & Sons, Cl. A	43,410		1,689,951
Sinclair Broadcast Group, Cl. A	204,080		2,575,490
			7,103,385
Pharmaceuticals, Biotech & Life Sciences--1.3%
Bruker	151,520	a	2,313,710
Salix Pharmaceuticals	87,210	a	3,530,261
			5,843,971
Real Estate--6.7%
Corporate Office Properties Trust	104,900	c	2,620,402
CubeSmart	64,760	c	943,553
DCT Industrial Trust	354,740	b,c	2,302,263
EastGroup Properties	42,630	c	2,293,920
Education Realty Trust	171,740	c	1,827,314
First Potomac Realty Trust	237,090	c	2,930,432
Getty Realty	131,890	b,c	2,381,933
LaSalle Hotel Properties	152,260	c	3,865,881
Lexington Realty Trust	95,350	b,c	996,407
National Health Investors	78,970	c	4,464,174
Pebblebrook Hotel Trust	159,450	c	3,683,295
Urstadt Biddle Properties, Cl. A	116,600	c	2,294,688
			30,604,262
Retailing--5.4%
Aeropostale	164,720	a	2,143,007
Children's Place Retail Stores	62,720	a	2,777,869
Express	171,440	a	2,587,030
Finish Line, Cl. A	196,520		3,720,124
Guess?	112,470		2,760,014
OfficeMax	383,430		3,742,277
PEP Boys-Manny Moe & Jack	292,910		2,879,305
Saks	400,030	a,b	4,204,315
			24,813,941

Semiconductors & Semiconductor Equipment--3.8%
ATMI	143,960	a	3,005,885
Kulicke & Soffa Industries	248,170	a	2,975,558
MKS Instruments	108,170		2,788,623
Power Integrations	41,810		1,405,234
Semtech	123,970	a	3,588,931
Teradyne	203,650	a	3,439,649
			17,203,880
Software & Services--4.6%
CoreLogic	238,150	a	6,410,998
MAXIMUS	58,710		3,711,646
Monotype Imaging Holdings	231,580		3,700,648
Parametric Technology	133,420	a	3,003,284
Take-Two Interactive Software	379,950	a	4,183,250
			21,009,826
Technology Hardware & Equipment--5.1%
Cognex	82,680		3,044,278
Extreme Networks	595,930	a	2,169,185
FARO Technologies	60,600	a	2,162,208
FEI	46,690		2,589,427
Ixia	190,650	a	3,237,237
NETGEAR	118,890	a	4,686,644
Vishay Intertechnology	497,210	a	5,285,342
			23,174,321
Transportation--1.9%
Atlas Air Worldwide Holdings	73,390	a	3,251,911
Landstar System	53,860		2,825,496
Werner Enterprises	117,450		2,545,142
			8,622,549
Utilities--4.0%
El Paso Electric	92,500		2,951,675
Hawaiian Electric Industries	181,040		4,551,346
NorthWestern	93,770		3,256,632
Portland General Electric	151,990		4,158,446
WGL Holdings	91,650		3,591,764
			18,509,863
Total Common Stocks
(cost $402,944,645)			456,975,540

Other Investment--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,826,531)	2,826,531	[d]	2,826,531
Investment of Cash Collateral for
Securities Loaned--5.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,483,877)	24,483,877	[d]	24,483,877
Total Investments (cost $430,255,053)	105.8%		484,285,948
Liabilities, Less Cash and Receivables	(5.8)		(26,712,900)

Net Assets	100.0%	457,573,048

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2012, the value of the fund's securities on loan was $24,481,687 and the value of the collateral held by the fund was $24,483,877.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $54,030,895 of which $64,362,977 related to appreciated investment securities and $10,332,082 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was subtantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	14.0
Capital Goods	6.9
Materials	6.8
Real Estate	6.7
Consumer Durables & Apparel	6.5
Short-Term/Money Market Investments	5.9
Energy	5.9
Commercial & Professional Services	5.6
Health Care Equipment & Services	5.5
Retailing	5.4
Technology Hardware & Equipment	5.1
Software & Services	4.6
Utilities	4.0
Semiconductors & Semiconductor Equipment	3.8
Insurance	3.7
Diversified Financials	2.8
Automobiles & Components	2.7
Food & Staples Retailing	1.9
Transportation	1.9
Food, Beverage & Tobacco	1.8
Media	1.6
Consumer Services	1.4
Pharmaceuticals, Biotech & Life Sciences	1.3
105.8

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	456,975,540	-	-	456,975,540
Mutual Funds	27,310,408	-	-	27,310,408

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2012 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Banks--1.6%
First Republic Bank	182,480		5,981,694
Prosperity Bancshares	106,700		4,481,400
			10,463,094
Capital Goods--13.1%
AMETEK	171,304		6,435,891
B/E Aerospace	137,423	a	6,788,696
Crane	116,270		5,380,976
EMCOR Group	174,080		6,024,909
Fortune Brands Home & Security	335,450	a	9,801,849
Foster Wheeler	208,840	a	5,078,989
Hexcel	314,450	a	8,477,572
Jacobs Engineering Group	309,380	a	13,170,307
Middleby	40,580	a	5,202,762
Roper Industries	45,375		5,058,405
Teledyne Technologies	99,140	a	6,451,040
Triumph Group	122,730		8,014,269
			85,885,665
Commercial & Professional Services--1.8%
Corporate Executive Board	118,862		5,641,191
Waste Connections	187,443		6,333,699
			11,974,890
Consumer Durables & Apparel--3.2%
Harman International Industries	146,670		6,547,349
Jarden	88,430	a	4,571,831
Steven Madden	133,050	a	5,624,023
Under Armour, Cl. A	82,310	a,b	3,994,504
			20,737,707
Consumer Services--3.3%
Bloomin' Brands	310,955		4,863,336
Buffalo Wild Wings	72,800	a	5,301,296
Cheesecake Factory	151,590		4,960,025
Six Flags Entertainment	103,560		6,337,872
			21,462,529
Diversified Financials--.8%
Affiliated Managers Group	40,470	a	5,267,170
Energy--7.0%
Dril-Quip	112,650	a	8,229,082
Exterran Holdings	302,570	a	6,632,334
Lufkin Industries	86,640	b	5,036,383
McDermott International	483,976	a	5,333,416
Oasis Petroleum	208,140	a	6,618,852
Oil States International	65,414	a	4,679,718
QEP Resources	307,150		9,297,430
			45,827,215

Exchange-Traded Funds--6.4%
iShares Russell 2000 Growth Index
Fund	320,020	b	30,501,106
iShares Russell 2000 Index Fund	135,950	b	11,463,304
			41,964,410
Food & Staples Retailing--3.7%
Casey's General Stores	102,570		5,446,467
Harris Teeter Supermarkets	110,770		4,271,291
United Natural Foods	155,080	a	8,310,737
Whole Foods Market	69,860		6,380,314
			24,408,809
Health Care Equipment & Services--10.2%
Acadia Healthcare	225,180	a	5,253,449
AmerisourceBergen	92,170		3,979,901
athenahealth	74,980	a,b	5,507,281
Catamaran	211,094	a	9,944,638
Centene	159,920	a	6,556,720
HMS Holdings	275,410	a	7,138,627
Hologic	310,987	a	6,229,070
MEDNAX	104,910	a	8,342,443
Universal Health Services, Cl. B	182,330		8,815,656
WellCare Health Plans	106,660	a	5,193,275
			66,961,060
Insurance--1.0%
Fidelity National Financial, Cl. A	283,600		6,678,780
Materials--2.1%
Cytec Industries	75,300		5,182,899
Innophos Holdings	115,120		5,353,080
Reliance Steel & Aluminum	54,780		3,401,838
			13,937,817
Media--2.8%
DreamWorks Animation SKG, Cl. A	273,300	a,b	4,528,581
Interpublic Group of Cos.	558,850		6,158,527
Lions Gate Entertainment	485,095	a,b	7,955,558
			18,642,666
Pharmaceuticals, Biotech & Life Sciences--9.0%
Alexion Pharmaceuticals	69,520	a	6,521,671
Alkermes	432,510	a	8,010,085
ARIAD Pharmaceuticals	284,600	a	5,458,628
Charles River Laboratories
International	129,740	a	4,861,358
Cubist Pharmaceuticals	204,880	a	8,617,253
Jazz Pharmaceuticals	120,570	a,b	6,414,324
Nektar Therapeutics	88,510	a,b	655,859
Onyx Pharmaceuticals	111,670	a	8,434,435
Pharmacyclics	84,340	a	4,883,286
Salix Pharmaceuticals	117,430	a	4,753,566
			58,610,465
Real Estate--2.8%
LaSalle Hotel Properties	162,950	c	4,137,301
Mid-America Apartment Communities	110,740	c	7,170,415
Potlatch	184,180	c	7,218,014

			18,525,730
Retailing--5.5%
American Eagle Outfitters	58,403		1,197,846
Dick's Sporting Goods	95,830		4,359,307
GNC Holdings, Cl. A	217,170		7,227,418
Groupon	1,050,958	a,b	5,128,675
Rent-A-Center	138,180		4,747,865
Urban Outfitters	333,450	a	13,124,592
			35,785,703
Semiconductors & Semiconductor Equipment--2.1%
Entegris	525,890	a	4,827,670
Skyworks Solutions	432,400	a	8,777,720
			13,605,390
Software & Services--14.1%
Akamai Technologies	330,180	a	13,507,664
Electronic Arts	430,681	a	6,257,795
ExlService Holdings	17,501	a	463,776
Infoblox	141,010		2,533,950
Jive Software	530,300	b	7,705,259
MAXIMUS	111,790		7,067,364
Mentor Graphics	557,830	a	9,494,267
Millennial Media	643,863	b	8,067,603
Nuance Communications	341,280	a	7,617,370
SolarWinds	91,930	a	4,821,729
Synopsys	321,660	a	10,241,654
Total System Services	194,480		4,165,762
Vantiv, Cl. A	476,320		9,726,454
			91,670,647
Technology Hardware & Equipment--6.9%
Acme Packet	221,800	a	4,906,216
Arris Group	342,606	a	5,118,534
Aruba Networks	432,390	a,b	8,972,093
F5 Networks	94,380	a	9,169,017
Fusion-io	142,800	a,b	3,274,404
NETGEAR	214,370	a	8,450,465
Vishay Intertechnology	486,970	a	5,176,491
			45,067,220
Transportation--1.8%
Landstar System	131,790		6,913,703
Werner Enterprises	233,350		5,056,694
			11,970,397
Total Common Stocks
(cost $565,475,730)			649,447,364

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,509,901)	12,509,901	[d]	12,509,901
Investment of Cash Collateral for
Securities Loaned--13.1%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $85,663,074)	85,663,074 [d]	85,663,074
Total Investments (cost $663,648,705)	114.2%	747,620,339
Liabilities, Less Cash and Receivables	(14.2%)	(93,178,059)
Net Assets	100.0%	654,442,280

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2012, the value of the fund's securities on loan was
$85,756,636 and the value of the collateral held by the fund was $85,663,074.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $83,971,634 of which $94,467,693 related to appreciated investment securities and $10,496,059 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	15.0
Software & Services	14.1
Capital Goods	13.1
Health Care Equipment & Services	10.2
Pharmaceuticals, Biotech & Life Sciences	9.0
Energy	7.0
Technology Hardware & Equipment	6.9
Exchange-Traded Funds	6.4
Retailing	5.5
Food & Staples Retailing	3.7
Consumer Services	3.3
Consumer Durables & Apparel	3.2
Media	2.8
Real Estate	2.8
Materials	2.1
Semiconductors & Semiconductor Equipment	2.1
Commercial & Professional Services	1.8
Transportation	1.8
Banks	1.6
Insurance	1.0
Diversified Financials	.8
114.2

†	Based on net assets.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	607,482,954	-	-	607,482,954
Exchange-Traded Funds	41,964,410	-	-	41,964,410
Mutual Funds	98,172,975	-	-	98,172,975

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,143,130
Alaska--.8%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,062,170
Arizona--.4%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	545,000	549,256
California--14.8%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,819,410
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,163,600
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,198,270
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,769,760
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,239,924
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,330,225
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,177,014
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,213,440
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	501,140
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	814,448

Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,497,819
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	1,000,000	1,260,870
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,370,020
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,195,670
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	543,625
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,171,410
Colorado--.9%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	785,000	826,118
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	440,000	467,091
Florida--10.0%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,049,850
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,164,680
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,765,395
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,168,020
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,192,000
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,464,540
Orlando Utilities Commission,

Utility System Revenue	5.00	10/1/14	100,000	107,949
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,190,510
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	872,400
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	590,950
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,193,600
Georgia--6.7%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,121,560
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,179,060
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,279,320
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,455,308
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,212,130
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	2,500,000	2,889,925
Hawaii--.8%
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,068,570
Illinois--7.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,138,240
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,415,920
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	114,324
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	739,368

Illinois,
GO	5.00	8/1/22	500,000	583,010
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,108,100
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,087,140
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,673,670
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,144,600
Indiana--2.4%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,855,718
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,487,135
Kansas--1.0%
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,418,019
Kentucky--.9%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,228,340
Louisiana--1.1%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000	1,573,800
Maryland--2.1%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	1,500,000	1,736,220
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,162,710
Massachusetts--2.0%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000	1,626,150
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public

Finance Guarantee Corp.)	5.00	8/15/14	1,000,000	1,061,770
Michigan--4.5%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000	1,017,070
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,153,670
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000	1,053,820
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,772,520
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,128,490
Nebraska--.8%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000	1,088,290
New Jersey--3.5%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,136,190
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,418,268
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,134,570
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,154,290
New Mexico--.1%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	165,000	169,300
New York--7.0%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,088,670
New York City,
GO	5.00	8/1/16	1,300,000	1,490,541
New York City,
GO	5.00	8/1/21	2,000,000	2,411,060
New York City Health and Hospitals

Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,195,000
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,041,700
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000	1,216,350
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,168,370
Ohio--1.9%
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,421,861
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,195,814
Pennsylvania--3.3%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000	2,271,960
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,178,950
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,072,520
South Dakota--2.1%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,814,588
Texas--11.8%
Comal Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/1/18	1,500,000	1,797,225
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,142,610
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,651,244
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000	1,179,590
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest

Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000		1,080,200
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000		543,298
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,441,134
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000		1,004,310
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		592,930
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,215,820
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,164,340
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	a	9,751
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,139,830
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,213,743
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	20,000		20,042
Virginia--2.3%
Virginia Beach,
Public Improvement GO	5.00	4/1/22	2,500,000		3,204,550
Washington--2.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,123,400
King County,
Sewer Revenue	5.00	1/1/17	1,500,000		1,745,265
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000		1,084,560
West Virginia--1.0%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,335,952
Wyoming--.7%
Wyoming Community Development

Authority, Housing Revenue	5.50	12/1/17	850,000		910,282
U.S. Related--2.6%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		536,765
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,360,000		1,379,870
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000		1,671,720
Total Long-Term Municipal Investments
(cost $124,509,231)					132,416,704
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.6%	Rate (%)	Date	Amount ($)		Value ($)
Iowa--.7%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	0.18	4/12/13	1,000,000		1,000,330
Massachusetts--.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.08	1/2/13	700,000	b	700,000
Pennsylvania--.4%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	1/2/13	500,000	b	500,000
Total Short-Term Municipal Investments
(cost $2,200,000)					2,200,330
Total Investments (cost $126,709,231)			98.1%		134,617,034
Cash and Receivables (Net)			1.9%		2,578,870
Net Assets			100.0%		137,195,904

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2012, net unrealized appreciation on investments was $7,907,803 of which $7,939,712 related to appreciated investment securities and $31,909 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	134,617,034	-	134,617,034

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2012 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--2.8%
Newcrest Mining	191,167	4,463,186
Santos	395,490	4,631,813
WorleyParsons	136,819	3,375,231
		12,470,230
Belgium--2.2%
Anheuser-Busch InBev	112,073	9,793,956
Brazil--2.5%
CCR	270,836	2,568,326
International Meal Co. Holdings	269,217	3,329,892
Vale, ADR	252,396	5,290,220
		11,188,438
Canada--1.6%
Barrick Gold	113,706	3,980,339
Nexen	117,969	3,151,137
		7,131,476
China--2.3%
China Mobile	615,365	7,208,295
Mindray Medical International, ADR	98,776	3,229,975
		10,438,270
France--4.3%
Air Liquide	58,714	7,357,874
L'Oreal	32,922	4,598,904
Total	136,850	7,083,057
		19,039,835
Germany--4.8%
Bayer	83,964	7,973,476
Brenntag	27,305	3,587,289
Fresenius Medical Care & Co.	76,912	5,314,047
Gerry Weber International	90,845	4,384,310
		21,259,122
Hong Kong--6.4%
AIA Group	1,786,512	7,120,035
Belle International Holdings	2,717,255	6,000,826
Biostime International Holdings	1,202,504	3,769,984
Jardine Matheson Holdings	125,200	7,786,285
Man Wah Holdings	4,520,000	3,849,543
		28,526,673
Italy--2.2%
Eni	280,559	6,921,299
Intesa Sanpaolo	1,708,739	2,956,140
		9,877,439
Japan--26.2%
Asahi Group Holdings	221,200	4,688,811
CALBEE	27,500	1,935,696
Daiichi Sankyo	173,573	2,662,524
Don Quijote	215,200	7,883,759
FANUC	31,300	5,820,668
INPEX	595	3,175,427
Japan Airlines	65,793	2,816,075

Japan Tobacco	303,400		8,553,356
Lawson	57,800		3,928,860
Makita	166,900		7,762,912
Mitsubishi Estate	329,000		7,865,176
NGK Spark Plug	252,000		3,348,915
Nissan Motor	806,900		7,658,649
Nomura Holdings	1,689,200		9,973,500
Shiseido	395,100		5,556,082
Softbank	179,200		6,557,239
Sugi Holdings	154,500		5,428,164
Towa Pharmaceutical	87,100		4,557,238
Toyota Motor	360,500		16,826,903
			116,999,954
Mexico--.7%
Grupo Financiero Santander Mexico, Cl. B, ADR	199,059	a	3,220,775
Norway--1.6%
DNB	545,742		6,956,532
Philippines--.6%
Energy Development	17,307,900		2,848,335
Poland--.1%
Telekomunikacja Polska	67,152	a	266,008
Sweden--1.2%
TeliaSonera	808,670		5,508,261
Switzerland--12.9%
Actelion	57,109	a	2,743,169
Nestle	219,380		14,297,897
Novartis	191,751		12,140,046
Roche Holding	74,220		15,120,462
Syngenta	19,640		7,922,443
Zurich Insurance Group	19,575	a	5,234,192
			57,458,209
Thailand--3.5%
Bangkok Bank	1,423,400		9,752,800
Bangkok Dusit Medical Services	1,537,483		5,732,013
			15,484,813
United Kingdom--21.4%
Aberdeen Asset Management	979,660		5,809,286
Associated British Foods	159,700		4,065,017
BHP Billiton	349,303		12,274,393
British American Tobacco	158,995		8,056,321
Centrica	1,506,491		8,183,891
Compass Group	296,907		3,511,465
GlaxoSmithKline	335,755		7,289,809
Imagination Technologies Group	514,411	a	3,335,595
Ophir Energy	447,559	a	3,728,577
Prudential	339,847		4,742,004
Rio Tinto	193,186		11,257,477
Royal Bank of Scotland Group	1,224,776	a	6,596,523
SSE	237,317		5,484,680
Standard Chartered	232,128		5,884,164
Wolseley	107,339		5,101,965
			95,321,167
Total Common Stocks
(cost $337,528,062)			433,789,493

Preferred Stocks--.9%	Shares		Value ($)

Brazil
Petroleo Brasileiro
(cost $5,353,596)	391,963	3,791,853

Other Investment--1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,301,829)	4,301,829 [b]	4,301,829
Total Investments (cost $347,183,487)	99.2%	441,883,175
Cash and Receivables (Net)	.8%	3,746,859
Net Assets	100.0%	445,630,034

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized depreciation on investments was $94,699,688 of which $98,859,771 related to appreciated investment securities and $4,160,083 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.8
Consumer Staples	16.8
Health Care	15.0
Consumer Discretionary	12.7
Materials	11.8
Energy	8.0
Industrial	6.2
Telecommunication Services	4.4
Utilities	3.7
Money Market Investment	1.0
Information Technology	.8
99.2

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2012 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring
6/14/2013	a	6,677,386	8,789,157	8,827,385	38,228

Singapore Dollar,
Expiring
3/15/2013	b	10,714,329	8,785,838	8,770,447	(15,391)

Swedish Krona,
Expiring
5/15/2013	c	58,616,718	8,805,606	8,987,834	182,228

Sales:			Proceeds ($)

Japanese Yen,
Expiring:
3/15/2013	b	734,403,000	8,785,838	8,482,047	303,791
4/15/2013	b	734,403,000	8,778,372	8,484,309	294,063
5/15/2013	c	734,403,000	8,805,606	8,486,477	319,129
6/14/2013	a	734,403,000	8,789,157	8,488,647	300,510

Polish Zloty,
Expiring
1/3/2013	c	63,596	20,531	20,547	(16)

Gross Unrealized Appreciation					1,437,949
Gross Unrealized Depreciation					(15,407)

Counterparties:

a	Barclays Bank
b	JP Morgan Chase & Co.
c	Royal Bank of Scotland

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	11,740,970	422,048,523++	-	433,789,493
Mutual Funds	4,301,829	-	-	4,301,829
Preferred Stocks+	-	3,791,853++	-	3,791,853
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	1,437,949	-	1,437,949
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(15,407)	-	(15,407)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 26, 2013

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 26, 2013

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)